RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 04, 2025	Jul. 01, 2024	Apr. 04, 2024	Feb. 20, 2024	Jan. 04, 2024	Dec. 28, 2023	Sep. 27, 2023	Jan. 10, 2023	Jan. 09, 2023	Jan. 06, 2023	Jan. 04, 2023	Jan. 03, 2023	Dec. 30, 2022	Jan. 08, 2022	Sep. 30, 2021	Sep. 28, 2021	Sep. 30, 2024	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2024	Sep. 26, 2023
Ordinary shares, par value																		$ 1				$ 1			$ 1
Ordinary shares, shares outstanding																		10,000				10,000			10,000
Aggregate value of shares issued																						$ 1
Alpha Time Acquisition Corp [Member]
Sale of stock number of shares issued in transaction											115,500
Ordinary shares, par value														$ 0.0001							$ 0.0001		$ 0.0001
Issuance of ordinary shares through public offering, shares						2,160,774							5,800
Ordinary shares, shares outstanding						6,873,426															2,134,200		1,725,000
Gross proceeds from sale of ordinary shares																				$ 69,000,000	$ 69,000,000
Share issued price per share									$ 10.18		$ 2.00
Aggregate value of shares issued																		$ 60,000,000
Description of sale of shares												The Founder Shares and Private Units (and underlying securities) will not, subject to certain exceptions, be transferred, assigned, sold or released from escrow in the case of (i) 50% of the Founder Shares and Private Units (and underlying securities) until the earlier to occur of: (A) six months after the date of the consummation of our initial business combination, or (B) the date on which the closing price of our ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after our initial business combination and (ii) the remaining 50% of the Founder Shares and Private Units (and underlying securities) until six months after the date of the consummation of our initial business combination, or earlier, in either case, if, subsequent to our initial business combination, we consummate a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their shares for cash, securities or other property.
Deferred offering costs																							584,518
Payment of deferred offering cost																				$ 478,423	478,423
Administration fee																	$ 30,000		90,000				120,000
Payments for Deposits	$ 55,000	$ 110,000	$ 165,000	$ 55,000	$ 165,000	$ 55,000	$ 690,000												165,000
Alpha Time Acquisition Corp [Member] | Promissory Note [Member]
Line of credit aggregate principal amount							690,000								$ 300,000
Debt instrument, maturity date, description															The Promissory Note was amended and restated on November 23, 2021, to change the December 31, 2021 due date to March 31, 2022, amended and restated on January 26, 2022 to change the March 31, 2022 due date to May 31, 2022 and amended and restated again on October 20, 2022 to change the May 31, 2022 due date to December 31, 2022. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2022, or (ii) the consummation of the IPO.
Notes payable																					$ 690,000
Notes Payable, Current							690,000																			$ 690,000
Alpha Time Acquisition Corp [Member] | Promissory Note [Member] | Sponsor [Member]
Payments for Deposits																			165,000
Notes Payable, Current				$ 20,000		$ 660,000	$ 690,000
Loans Payable, Current																	1,152,500		1,152,500
Alpha Time Acquisition Corp [Member] | Over-Allotment Option [Member]
Sale of stock number of shares issued in transaction										900,000
Sale of stock, value									$ 9,000,000
Issuance of ordinary shares through public offering, shares									900,000	900,000	900,000
Gross proceeds from sale of ordinary shares								$ 9,000,000
Sale of stock price per share									$ 10.00	$ 10.00
Deferred offering costs											$ 2,415,000
Alpha Time Acquisition Corp [Member] | Private Placement [Member] | Sponsor [Member]
Sale of stock number of shares issued in transaction											370,500
Sale of stock, value											$ 3,705,000
Sale of stock price per share											$ 10.00
Description of sale of shares											Each whole Private Placement Unit will consist of one ordinary share (“Private Share”), one warrant (“Private Warrant”) and one right (“Private Right”) entitling the holder thereof to receive one-tenth of one Private Share upon the completion of an Initial Business Combination.
Alpha Time Acquisition Corp [Member] | Common Stock [Member]
Issuance of ordinary shares through public offering, shares													58,000					6,000,000			6,000,000
Aggregate value of shares issued																		$ 600			$ 600
Alpha Time Acquisition Corp [Member] | Maximum [Member] | Common Stock [Member]
Common stock shares subject to forfeiture														225,000
Sponsor [Member] | Alpha Time Acquisition Corp [Member]
Sale of stock number of shares issued in transaction										17,325				287,500
Issuance of ordinary shares through public offering, shares														287,500
Number of additional shares issued to sponsor														287,500
Ordinary shares, shares outstanding														1,725,000
Due to related party amount converted										$ 352,350
Additional amount deposited by underwriter on behalf of related party										$ 34,650
Sale of stock price per share										$ 2.00
Deferred offering costs																	200,000		200,000		200,000
Payment of deferred offering cost																					40,000		160,000	$ 160,000
Sponsor [Member] | Alpha Time Acquisition Corp [Member] | Private Placement [Member]
Sale of stock number of shares issued in transaction									38,700	38,700	370,500
Sale of stock, value									$ 387,000		$ 3,705,000
Issuance of ordinary shares through public offering, shares										409,200
Sale of stock price per share									$ 10.00		$ 10.00
Share issued price per share										$ 10.00
Aggregate value of shares issued										$ 4,092,000
Sponsor [Member] | Alpha Time Acquisition Corp [Member] | Maximum [Member]
Sponsor fees per month																			10,000		10,000
Underwriter [Member] | Alpha Time Acquisition Corp [Member] | Founder Shares [Member]
Sale of stock number of shares issued in transaction										17,325
Related Party [Member]
Due to related party amount converted																		$ 85,797				$ 85,797			$ 588,908
Related Party [Member] | Alpha Time Acquisition Corp [Member]
Due to related party amount converted										$ 352,350
Due to related party																	504,708		504,708		199,318		380,566
Notes Payable, Current																	$ 1,152,500		$ 1,152,500		$ 690,000
Underwriters [Member] | Alpha Time Acquisition Corp [Member] | Founder Shares [Member]
Sale of stock number of shares issued in transaction										17,325
Sale of stock, value										$ 34,650
Sale of stock price per share										$ 2.00
Common Class B [Member] | Alpha Time Acquisition Corp [Member]
Ordinary stock shares cancelled														20,000,000
Ordinary shares, par value														$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001
Number of shares repurchased														1,437,500
Issuance of ordinary shares through public offering, shares														1,437,500		1,437,500
Common stock shares subject to forfeiture																187,500
Aggregate value of shares issued																$ 25,000
Common Class B [Member] | Sponsor [Member] | Alpha Time Acquisition Corp [Member]
Sale of stock number of shares issued in transaction																1,437,500
Sale of stock, value																$ 25,000
Common Class A [Member] | Alpha Time Acquisition Corp [Member]
Ordinary stock shares cancelled														200,000,000
Ordinary shares, par value														$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001